Intangible assets - Increase (decrease) in recoverable amount of CGU (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Increase
Disclosure of detailed information about intangible assets [line items]
Discount rate	$ (625)
Terminal growth rate	512
Decrease
Disclosure of detailed information about intangible assets [line items]
Discount rate	766
Terminal growth rate	$ (406)